Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019
Leases [Abstract]
Leases not yet commenced, liability			$ 13,900			$ 124,233,000
Impairment of right-of-use asset	$ 161		3,700
Operating lease cost	16,391	$ 16,441	67,044	$ 65,093	$ 64,086
Sublease rental income	2,805	$ 1,599	$ 8,965	$ 3,671	$ 2,797
Lease Payments	$ 112,000,000